Disposal group held for sale and disposal of subsidiaries	12 Months Ended
Mar. 31, 2026
Disclosure of Disposal Groups Classified as Held For Sale [Abstract]
Disposal group held for sale and disposal of subsidiaries
36.
Disposal group held for sale and disposal of subsidiaries
(i)
For the year ended March 31, 2026
a)
On June 24, 2025, the Group sold one of its wholly owned subsidiary, ReNew Surya Aayan Private Limited having 300 MW power plant. The total sale consideration on account of above transactions was INR 310 against net assets of INR 156 which resulted in a gain of INR 154.

Assets and liabilities of the entity sold at the date of disposal

Particulars		Amount
Assets
Property, plant and equipment		13,674
Bank balances other than cash and cash equivalents		392
Right of use assets		251
Cash and cash equivalents		392
Trade receivables		132
Other assets		1,031
Total assets	(a)	15,872

Liabilities
Interest-bearing loans and borrowings
- Principal portion		14,120
Lease liabilities		253
Provisions		40
Trade payables		159
Other liabilities		1,144
Total liabilities	(b)	15,716

Net assets sold	(c) = (a) - (b)	156
Sales consideration	(d)	310
Gain on sale	(d) - (c)	154

Consideration satisfied by:
Cash and cash equivalents		310

The results of the subsidiary sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2025	2026
Income	1,623	460
Expenses	1,947	521
Loss before tax	(324)	(61)
Income tax expense	(42)	(1)
Loss after tax	(282)	(60)

Impact on consolidated statement of cash flows

During the year ended March 31, 2026, the aforesaid subsidiary contributed INR 63 (March 31, 2025: used INR 1,042) to the Group's net operating cash flows, used INR 158 (March 31, 2025: used cashflows of INR 7,390) towards investing activities and generated cashflows of INR 158 (March 31, 2025: INR 8,037) towards financing activities.

Net cash outflow arising on disposal
Consideration received in cash and cash equivalents	310
Less: cash and cash equivalents disposed	(392)
(82)

b)
On June 24, 2025, the Group sold its entire stake of 51% in Koppal Narendra Transmission Limited (Koppal) having 2500 MW Transmission line project. The total sale consideration on account of above transactions was INR 1,007 against net assets of INR 1,481 which resulted in a loss of INR 474.

Assets and liabilities of the entity sold at the date of disposal

Particulars		Amount
Assets
Property, plant and equipment		7,439
Capital work in progress		504
Bank balances other than cash and cash equivalents		122
Cash and cash equivalents		2,103
Trade receivables		197
Other assets		268
Total assets	(a)	10,633

Liabilities
Interest-bearing loans and borrowings
- Principal portion		8,376
Trade payables		112
Other liabilities		405
Total liabilities	(b)	8,893

Non Controlling Interest	(c)	259

Net assets sold	(d) = (a) - (b)-(c)	1,481
Sales consideration	(e)	1,007
Loss on sale	(e) - (d)	(474)

Consideration satisfied by:
Cash and cash equivalents		1,007

The results of the subsidiary sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2025	2026
Income	790	187
Expenses	998	284
Loss before tax	(208)	(97)
Income tax expense	6	(19)
Loss after tax	(214)	(78)

Impact on consolidated statement of cash flows

During the year ended March 31, 2026, the aforesaid subsidiary used cashflows INR 414 (March 31, 2025: generated cashflows INR 1,088) to the Group's net operating cash flows, generated INR 247 (March 31, 2025: used cashflows of INR 1,124) towards investing activities and generated cashflows of INR 1,918 (March 31, 2025: INR 380) towards financing activities.

Net cash outflow arising on disposal
Consideration received in cash and cash equivalents	1,007
Less: cash and cash equivalents disposed	(2,103)
(1,096)

c)
On April 22, 2025, the Group entered into agreement for the sale of Regent Climate Connect Knowledge Solutions Private Limited, a wholly owned subsidiary of the Group for total sale consideration of INR 86 against net assets of INR 84 which resulted in a gain of
INR 2. The assets and liabilities of INR 94 and INR 41 as at March 31, 2025 related to said asset have been disclosed as "Asset held for sale" and "Liability held for sale" respectively in financial statement.

Assets and liabilities of the entity sold at the date of disposal

Particulars		Amount
Assets
Intangible assets		16
Bank balances other than cash and cash equivalents		13
Cash and cash equivalents		10
Trade receivables		13
Other assets		52
Total assets	(a)	104

Liabilities
Provisions		2
Trade payables		7
Other liabilities		11
Total liabilities	(b)	20

Net assets sold	(c) = (a) - (b)	84
Sales consideration	(d)	86
Gain on sale	(d) - (e)	2

Consideration satisfied by:
Cash and cash equivalents		75
Deferred consideration		11

The results of the subsidiary sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2025	2026
Income	68	2
Expenses	164	4
Loss before tax	(96)	(2)
Income tax expense	7	—
Loss after tax	(103)	(2)

Impact on consolidated statement of cash flows

During the year ended March 31, 2026, the aforesaid subsidiary contributed INR 16 (March 31, 2025: INR 10) to the Group's net operating cash flows, used INR 30 (March 31, 2025: generated cashflows of INR 9) towards investing activities and used cashflows of INR 0 (March 31, 2025: INR 1) towards financing activities.

Net cash inflow arising on disposal
Consideration received in cash and cash equivalents	75
Less: cash and cash equivalents disposed	(10)
65

d)
On December 24, 2025, the Group sold its entire stake in "ReNew Sun Bright Private Limited", a wholly owned subsidiary of the Group having 300 MW power plant. The total sale consideration on account of above transactions was INR 7,345 against net assets of INR 2,723 which resulted in a gain of INR 4,622.

Assets and liabilities of the entity sold at the date of disposal

Particulars		Amount
Assets
Property, plant and equipment		11,075
Right of use assets		251
Investments		873
Cash and cash equivalents		290
Bank balances other than cash and cash equivalents		1,057
Trade receivables		126
Other assets		792
Total assets	(a)	14,464

Liabilities
Interest-bearing loans and borrowings
- Principal portion		10,407
Lease liabilities		264
Provisions		44
Other liabilities		1,026
Total liabilities	(b)	11,741

Net assets sold	(c) = (a) - (b)	2,723
Sales consideration	(d)	7,345
Gain on sale	(d) - (c)	4,622

Consideration satisfied by:
Cash and cash equivalents		7,345

The results of the subsidiary sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2025	2026
Income	2,236	1,485
Expenses	1,466	1,050
Profit before tax	770	435
Income tax expense	205	113
Profit after tax	565	322

Impact on consolidated statement of cash flows

During the year ended March 31, 2026, the aforesaid subsidiary generated cashflows INR 1,202 (March 31, 2025: cashflows INR 1,695) to the Group's net operating cash flows, used INR 1,057 (March 31, 2025: generated cashflows of INR 1,252) towards investing activities and used cashflows of INR 150 (March 31, 2025: used cashflows INR 2,646) towards financing activities.

Net cash inflow arising on disposal
Consideration received in cash and cash equivalents	7,345
Less: cash and cash equivalents disposed	(290)
7,055

e)
On March 10, 2026, the Group sold its entire stake of 51% in "Gadag Transmission Limited", a subsidiary of the Group having project capacity of 1000 MW Transmission line. The total sale consideration on account of above transactions was INR 201 against net assets of INR 970 which resulted in a loss of INR 769.

Assets and liabilities of the entity sold at the date of disposal

Particulars		Amount
Assets
Property, plant and equipment		4,137
Capital work in progress		691
Cash and cash equivalents		835
Bank balances other than cash and cash equivalents		7
Trade receivables		79
Other assets		132
Total assets	(a)	5,881

Liabilities
Interest-bearing loans and borrowings
- Principal portion		4,011
Trade payables		320
Other liabilities		439
Total liabilities	(b)	4,770

Non Controlling Interest	(c)	141

Net assets sold	(d) = (a) - (b)-(c)	970
Sales consideration	(e)	201
Loss on sale	(e) - (d)	(769)

Consideration satisfied by:
Cash and cash equivalents		201

The results of the subsidiary sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2025	2026
Income	264	354
Expenses	294	726
Loss before tax	(30)	(372)
Income tax expense	(26)	(24)
Loss after tax	(4)	(348)

Impact on consolidated statement of cash flows

During the year ended March 31, 2026, the aforesaid subsidiary generated cashflows INR 161 (March 31, 2025: generated cashflows INR 186) to the Group's net operating cash flows, used INR 331 (March 31, 2025: used cashflows of INR 679) towards investing activities and generated cashflows of INR 662 (March 31, 2025: INR 828) towards financing activities.

Net cash outflow arising on disposal
Consideration received in cash and cash equivalents	201
Less: cash and cash equivalents disposed	(835)
(634)

(ii)
For the year ended March 31, 2025
a)
On March 07, 2025, the Group sold its entire stake in 'ReNew Sun Waves Private Limited, a wholly owned subsidiary of the Group having project of 300 MW power plant. The total sale consideration on account of above transactions was INR 5,196 against net assets of INR 2,125 which resulted in a gain of INR 3,071.

Assets and liabilities of the entity sold at the date of disposal

Particulars		Amount
Assets
Property, plant and equipment		11,877
Bank balances other than cash and cash equivalents		307
Right of use assets		200
Cash and cash equivalents		409
Trade receivables		179
Other assets		433
Total assets	(a)	13,405

Liabilities
Interest-bearing loans and borrowings
- Principal portion		10,703
Lease liabilities		207
Provisions		61
Trade payables		21
Other liabilities		288
Total liabilities	(b)	11,280

Net assets sold	(c) = (a) - (b)	2,125
Sales consideration	(d)	5,196
Gain on sale	(d) - (c)	3,071

Consideration satisfied by:
Cash and cash equivalents		5,196

The results of the subsidiary sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2024	2025
Income	1,717	1,899
Expenses	1,461	1,567
Profit before tax	256	332
Income tax expense	66	99
Profit after tax	190	233

Impact on consolidated statement of cash flows

During the year ended March 31, 2025, the aforesaid subsidiary contributed INR 1,570 (March 31, 2024: INR 1,722) to the Group's net operating cash flows, generated INR 791 (March 31, 2024: used cashflows of INR 920) towards investing activities and used cashflows of INR 1,962 (March 31, 2024: INR 929) towards financing activities.

Net cash inflow arising on disposal
Consideration received in cash and cash equivalents	5,196
Less: cash and cash equivalents disposed	(409)
4,787

b)
On December 30, 2023, the Group entered into an agreement to sell its entire stake in Climate Connect Digital Limited, a wholly owned subsidiary of the Group which is in the business of providing data-driven decarbonization solutions located in United Kingdom. The total sale consideration for sale was INR 4 against net assets of (INR 13) which resulted in a gain of INR 17. The transaction was consummated on June 21, 2024 wherein the control in the entity was transferred to Buyer.

Assets and liabilities of entities sold at the date of disposal

Particulars		Amount
Assets
Cash and cash equivalents		14
Trade receivables		11
Other assets		12
Total assets	(a)	37

Liabilities
Trade payables		50
Total liabilities	(b)	50

Net assets sold	(c) = (a) - (b)	(13)
Sales consideration	(d)	4
Gain on sale	(d) - (c)	17

Consideration satisfied by:
Cash and cash equivalents		4

The results of subsidiaries sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2024	2025
Income	16	0
Expenses	51	15
Loss before tax	(35)	(15)
Income tax expense	—	—
Loss after tax	(35)	(15)

Impact on consolidated statement of cash flows

During the year ended March 31, 2025 and 2024, the aforesaid subsidiary contributed immaterial numbers to the cashflows for the Group.

Net cash outflow arising on disposal
Consideration received in cash and cash equivalents	4
Less: cash and cash equivalents disposed	(14)
(10)